Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 30,275	$ 12,896
Sales and marketing	3,041	1,158
General and administrative	27,286	3,338
Total operating expenses	60,602	17,392
Loss from operations	(60,602)	(17,392)
Other income (expenses)
Interest expense, net	(1,886)	(132)
Loss on revaluation of warrant liabilities	(37,584)	(1,296)
Loss on revaluation of derivative liabilities	(223,165)	(11,532)
Loss on revaluation of earnout liabilities	(154,806)	0
Other income (expense), net	926	(67)
Total other income (expenses)	(416,515)	(13,027)
Net loss to common stockholders	(477,117)	(30,419)
Comprehensive loss to common stockholders	$ (477,117)	$ (30,419)
Net loss per share, basic (in USD per share)	$ (5.73)	$ (0.52)
Net loss per share, diluted (in USD per share)	$ (5.73)	$ (0.52)
Weighted average shares used in per share calculation, basic (in shares)	83,256,431	58,880,742
Weighted average shares used in per share calculation, diluted (in shares)	83,256,431	58,880,742